Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE SHORT-TERM BOND FUND, INC.
Entity Central Index Key	0000731890
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000005536
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund
Class Name	Investor Class
Trading Symbol	PRWBX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Short-Term Bond Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Bond Fund - Investor Class	$24	0.47%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%
AssetsNet	$ 4,677,539,000
Holdings Count | Holding	901
InvestmentCompanyPortfolioTurnover	55.10%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,677,539
Number of Portfolio Holdings	901

Holdings [Text Block]
AAA Rated	17.0%
AA Rated	9.5
A Rated	20.5
BBB Rated	24.7
BB Rated and Below	0.5
Not Rated	0.4
U.S. Government Agency Securities	5.5
U.S. Treasury Securities	20.7
Reserves	1.2

Largest Holdings [Text Block]
U.S. Treasury Notes	20.7%
Federal National Mortgage Assn.	2.7
Federal Home Loan Mortgage	1.8
Santander Drive Auto Receivables Trust	1.3
Government National Mortgage Assn.	1.0
CarMax Auto Owner Trust	0.8
SBA Tower Trust	0.8
JPMorgan Chase	0.8
Verus Securitization Trust	0.7
Athene Global Funding	0.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000005537
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund
Class Name	Advisor Class
Trading Symbol	PASHX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Short-Term Bond Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Bond Fund - Advisor Class	$40	0.78%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%
AssetsNet	$ 4,677,539,000
Holdings Count | Holding	901
InvestmentCompanyPortfolioTurnover	55.10%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,677,539
Number of Portfolio Holdings	901

Holdings [Text Block]
AAA Rated	17.0%
AA Rated	9.5
A Rated	20.5
BBB Rated	24.7
BB Rated and Below	0.5
Not Rated	0.4
U.S. Government Agency Securities	5.5
U.S. Treasury Securities	20.7
Reserves	1.2

Largest Holdings [Text Block]
U.S. Treasury Notes	20.7%
Federal National Mortgage Assn.	2.7
Federal Home Loan Mortgage	1.8
Santander Drive Auto Receivables Trust	1.3
Government National Mortgage Assn.	1.0
CarMax Auto Owner Trust	0.8
SBA Tower Trust	0.8
JPMorgan Chase	0.8
Verus Securitization Trust	0.7
Athene Global Funding	0.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000166333
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund
Class Name	I Class
Trading Symbol	TBSIX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Short-Term Bond Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Bond Fund - I Class	$17	0.33%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
AssetsNet	$ 4,677,539,000
Holdings Count | Holding	901
InvestmentCompanyPortfolioTurnover	55.10%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,677,539
Number of Portfolio Holdings	901

Holdings [Text Block]
AAA Rated	17.0%
AA Rated	9.5
A Rated	20.5
BBB Rated	24.7
BB Rated and Below	0.5
Not Rated	0.4
U.S. Government Agency Securities	5.5
U.S. Treasury Securities	20.7
Reserves	1.2

Largest Holdings [Text Block]
U.S. Treasury Notes	20.7%
Federal National Mortgage Assn.	2.7
Federal Home Loan Mortgage	1.8
Santander Drive Auto Receivables Trust	1.3
Government National Mortgage Assn.	1.0
CarMax Auto Owner Trust	0.8
SBA Tower Trust	0.8
JPMorgan Chase	0.8
Verus Securitization Trust	0.7
Athene Global Funding	0.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000225824
Shareholder Report [Line Items]
Fund Name	Short-Term Bond Fund
Class Name	Z Class
Trading Symbol	TRZOX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Short-Term Bond Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short-Term Bond Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 4,677,539,000
Holdings Count | Holding	901
InvestmentCompanyPortfolioTurnover	55.10%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$4,677,539
Number of Portfolio Holdings	901

Holdings [Text Block]
AAA Rated	17.0%
AA Rated	9.5
A Rated	20.5
BBB Rated	24.7
BB Rated and Below	0.5
Not Rated	0.4
U.S. Government Agency Securities	5.5
U.S. Treasury Securities	20.7
Reserves	1.2

Largest Holdings [Text Block]
U.S. Treasury Notes	20.7%
Federal National Mortgage Assn.	2.7
Federal Home Loan Mortgage	1.8
Santander Drive Auto Receivables Trust	1.3
Government National Mortgage Assn.	1.0
CarMax Auto Owner Trust	0.8
SBA Tower Trust	0.8
JPMorgan Chase	0.8
Verus Securitization Trust	0.7
Athene Global Funding	0.6

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless